Investments in Associates and Joint Ventures - Investments in Associates and Joint Ventures Accounted for using the Equity Method (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	₩ 264,015	₩ 206,340	₩ 193,100
Percentage of decrease in equity interests	20.00%
Grab Geo Holdings PTE. LTD. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	₩ 11,201
Purchase of investments in kind	19,039
SK South East Asia Investment Pte. Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	113,470
Content Wavve Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	90,858
NEXTGEN BROADCAST SERVICES CO, LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	8,160
NEXTGEN ORCHESTRATION, LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	1,748
Finnq Co. Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	₩ 24,500